Information on how numbers were calculated (Details 9)	Dec. 31, 2019 EUR (€)
Capitalized leases
Contractual minimum lease obligations	€ 854,940
Effect of discounting	10,361
Lease liabilities	844,579
Lease obligations
Total	903,951
Low value leases	18,166
Short-term leases	30,845
Capitalized leases	854,940
Not later than one year
Capitalized leases
Contractual minimum lease obligations	354,878
Effect of discounting	7,175
Lease liabilities	347,703
Lease obligations
Total	371,105
Low value leases	5,387
Short-term leases	10,841
Capitalized leases	354,878
After one year but not more than five years
Capitalized leases
Contractual minimum lease obligations	500,062
Effect of discounting	3,185
Lease liabilities	496,877
Lease obligations
Total	532,845
Low value leases	12,779
Short-term leases	20,005
Capitalized leases	500,062
More than five years
Capitalized leases
Contractual minimum lease obligations	0
Effect of discounting	0
Lease liabilities	0
Lease obligations
Total	0
Low value leases	0
Short-term leases	0
Capitalized leases	€ 0